Operating Segments (Tables)	9 Months Ended
Sep. 30, 2018
Operating Segments [Abstract]
Schedule of reporting on operating segments

	Matrix	Sapiens	Magic	Other	Adjustments	Total

Nine months ended September 30, 2018:
Revenues from external customers	643,835	216,396	211,055	28,002	-	1,099,288
Inter-segment revenues	2,204	-	1,027	-	(3,231)	-
Revenues	646,039	216,396	212,082	28,002	(3,231)	1,099,288
Unallocated corporate expenses	-	-	-	-	(1,584)	(1,584)
Operating income (loss)	41,018	13,808	22,315	1,582	(1,584)	77,139
Financial income (expense) net						(7,366)
Group's share of profits (losses) of companies accounted for at equity, net						(66)
Taxes on income						(16,020)
Net income						53,687

Nine months ended September 30, 2017:
Revenues from external customers	573,967	197,594	190,376	26,663	-	988,600
Inter-segment revenues	2,482	-	1,525	-	(4,007)	-
Revenues	576,449	197,594	191,901	26,663	(4,007)	988,600
Unallocated corporate expenses	-	-	-	-	(2,117)	(2,117)
Operating income (loss)	37,060	(1,659)	18,313	1,427	(2,117)	53,024
Financial income (expense) net						(17,040)
Group's share of profits (losses) of companies accounted for at equity, net						517
Taxes on income						(11,834)
Net income						24,667

Three months ended September 30, 2018:
Revenues from external customers	207,544	73,237	71,994	9,655	-	362,430
Inter-segment revenues	854	-	141	-	(995)	-
Revenues	208,398	73,237	72,135	9,655	(995)	362,430
Unallocated corporate expenses	-	-	-	-	(577)	(577)
Operating income (loss)	13,011	5,802	7,621	703	(577)	26,560
Financial income (expense) net						(4,105)
Group's share of profits (losses) of companies accounted for at equity, net						(3)
Taxes on income						(4,297)
Net income						18,155

Three months ended September 30, 2017:
Revenues from external customers	202,783	72,011	65,007	8,828	-	348,629
Inter-segment revenues	932	-	654	-	(1,586)	-
Revenues	203,715	72,011	65,661	8,828	(1,586)	348,629
Unallocated corporate expenses	-	-	-	-	(1,272)	(1,272)
Operating income (loss)	13,924	2,934	5,764	560	(1,272)	21,910
Financial income (expense) net						(3,605)
Group's share of profits (losses) of companies accounted for at equity, net						107
Taxes on income						(5,504)
Net income						12,908

	Matrix	Sapiens	Magic	Other	Adjustments	Total
Year ended December 31, 2017:
Revenues from external customers	790,946	269,194	256,207	38,792	-	1,355,139
Inter-segment revenues	3,679	-	1,933	200	(5,812)	-
Revenues	794,625	269,194	258,140	38,992	(5,812)	1,355,139
Unallocated corporate expenses	-	-	-	-	(3,380)	(3,380)
Depreciation and amortization	6,865	21,969	13,611	1,209	2	43,656
Operating income (loss)	51,307	(768)	23,974	1,721	(3,380)	72,854
Financial income (expense) net						(21,167)
Group's share of profits (losses) of companies accounted for at equity, net						1,124
Taxes on income						(13,371)
Net income						39,440